Risks Arising from Financial Instruments - Summary of Floating Rate Debt after Hedging (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.42%	6.44%
Volatility rates in %	24.88%	5.00%
Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate		2.29%
Volatility rates in %		5.91%
Euro [member]
Disclosure of detailed information about hedging instruments [line items]
Volatility rates in %	6.43%	2.45%
US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.91%	2.78%
Volatility rates in %	20.66%	5.97%
Bottom of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.00%
Bottom of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	3.32%	6.12%
Bottom of range [member] | Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2		2.15%
Bottom of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	1.51%	2.61%
Top of range [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate	4.00%
Top of range [member] | Brazilian Real [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	5.52%	6.76%
Top of range [member] | Canadian Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2		2.42%
Top of range [member] | US Dollar [member]
Disclosure of detailed information about hedging instruments [line items]
Possible interest rate 2	2.30%	2.94%